Convertible debentures (Details)													1 Months Ended	2 Months Ended			12 Months Ended
	Jul. 07, 2025 USD ($)	May 23, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Mar. 28, 2025 USD ($) shares	Mar. 28, 2025 CAD ($) $ / shares shares	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 06, 2025 CAD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($) $ / shares shares	Jan. 20, 2025 CAD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jul. 25, 2025 USD ($)	Apr. 15, 2025 USD ($)
Convertible debentures (Details) [Line Items]
Number of convertible debentures issued (in Shares) | shares		105,840	103,534	2,420	2,420	25,257	100	100	221,237	152,577	1,480	1,480							1,000	1,000
Issue price per share (in Dollars per share) | $ / shares					$ 6.6			$ 4.85				$ 4.85								$ 1,000
Total gross proceeds				$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000					$ 2,000,000		$ 702,700	$ 1,000,000
Bear interest at a rate																			1.25%	1.25%
Conversion price (in Dollars per share) | $ / shares																				$ 6.25
Exercise price (in Dollars per share) | $ / shares					$ 7			$ 5.25				$ 5.25								$ 7
Initial fair value of the warrants				1,218,875			38,702				405,656								$ 245,147
Value of conversion				$ (1,954,755)		$ (30,000)	$ 30,000				$ (599,770)								(320,000)
Gain on change in fair value
Fair value of warrants																			280,000
Converted debentures (in Shares) | shares		209,374							373,814
Converted debt		$ 739,260	$ 1,088,190						$ 656,513	$ 2,912,862
Warrants per debenture per unit (in Dollars per share) | $ / shares							$ 103.093				$ 103.093
Interest penalty									$ 210,872
loss on issuance of convertible debt																	$ 1,490,278
Debentures units (in Shares) | shares																	2,420	2,420
Loss on issuance of convertible debt																	$ 1,490,278		0		$ 0
Convertible debenture shares issued (in Shares) | shares																	376,347
Debenture derivative liabilities
Convertible debentures balance
Derivative liabilities																	$ 0	$ 0	280,000
Debenture price													$ 1,000
Debenture for gross proceeds													$ 177,416
Debenture interest rate (as a percent)													8.00%
Additional percentage													10.00%
Aggregate percentage													18.00%
Description of common share																	Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before April 15, 2027 for 115% of the Unbuzzd Liquidity Event Price.
Description of conversion price																	The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$0.15 per Unbuzzd Unit; ii)In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:
Gains (losses) on fair value adjustment, investment property														0.00025	$ 0.00017
Fair value of conversion feature amount
Subscription price																						$ 1,000
Principal amount secured convertible debenture																						1,111.11
Warrants gross proceeds																						$ 122,222
Aggregate gross proceeds																	$ 500,000
Share price | (per share)																	$ 0.00017	$ 0.00025
Fair value of the warrants
Tranche 2 [Member]
Convertible debentures (Details) [Line Items]
Debenture price	1,000
Debenture for gross proceeds	$ 50,000
Tranche 3 [Member]
Convertible debentures (Details) [Line Items]
Debenture price																1,000
Debenture for gross proceeds																$ 92,500
Tranche 4 Member
Convertible debentures (Details) [Line Items]
Total gross proceeds														5,000,000
Debenture price														1,000
Debenture for gross proceeds														$ 35,000
Debenture interest rate (as a percent)														8.00%	8.00%
Description of common share																	Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before December 31, 2027 for 115% of the Unbuzzd Liquidity Event Price.
Description of conversion price																	The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$0.15 per Unbuzzd Unit; ii)In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:
December 2024 Debentures [Member]
Convertible debentures (Details) [Line Items]
Gain on change in fair value																	$ 1,003,355
January 2025 Debentures [Member]
Convertible debentures (Details) [Line Items]
Gain on change in fair value																	$ 1,513,174
Total for all related parties [member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																	330	330
Loss on issuance of convertible debt																	$ 1,059,206
December 2024 Debenture Units Issued One [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																	330	330
December 2024 Debenture Units Issued Two [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																	1,060	1,060
March 28, 2025 Debentures [Member]
Convertible debentures (Details) [Line Items]
Gain on change in fair value																	$ 2,185,313
Convertible Debentures issued by Unbuzzd [Member]
Convertible debentures (Details) [Line Items]
Derivative liabilities																	$ 472,497	$ 472,497
Secured debentures [Member]
Convertible debentures (Details) [Line Items]
Description of common share																	Each unit consists of one (1) Unbuzzd Common Share and (ii) one Unbuzzd Warrant. Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before July 25, 2027, for 115% of the Liquidity Event Price.The conversion price (“Unbuzzd Secured Debenture Conversion Price”) is equal to: i)US$0.05 per Unbuzzd Unit; ii)In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or iii)In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price: